         (Letterhead of Dean Witter Reynolds, Inc.)










                                        Rule 497(j)
                                        Reg. No. 333-53617


Pursuant to Rule 497 (j) promulgated under the Securities
Act of 1933, the Registrant, Morgan Stanley Dean Witter
Select Equity Trust, Standard & Poor's Platinum Portfolio,
Select Strategy Stocks - June 1998 hereby certifies as follows:

1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         MORGAN STANLEY DEAN WITTER
                         SELECT EQUITY TRUST,
                         STANDARD & POOR'S PLATINUM
                         PORTFOLIO, SELECT STRATEGY STOCKS
                         JUNE 1998
                         (Registrant)

                         By:  Dean Witter Reynolds Inc.


                              /s/Michael Browne
                              Michael Browne
                              Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549